Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	May 31, 2017	May 31, 2016	May 31, 2015
NET REVENUES
Educational programs and services	$ 1,608,954	$ 1,309,339	$ 1,102,974
Books and others	190,555	169,009	143,792
Total net revenues	1,799,509	1,478,348	1,246,766
Operating costs and expenses
Cost of revenues	(749,586)	(614,364)	(526,320)
Selling and marketing	(232,826)	(197,897)	(188,483)
General and administrative	(554,948)	(471,010)	(378,434)
Total operating costs and expenses	(1,537,360)	(1,283,271)	(1,093,237)
Gain on disposal of subsidiaries		3,760
OPERATING INCOME	262,149	198,837	153,529
OTHER INCOME, NET
Interest income	61,445	66,861	66,605
Realized gain from long-term investments	7,086
Impairment loss from long-term investments	(2,338)	0	0
Miscellaneous income, net	2,367	1,586	342
Income before income taxes and loss from equity method investments	330,709	267,284	220,476
Benefit (Provision) for income taxes:
Current	(51,142)	(39,467)	(31,552)
Deferred	518	1,936	5,331
Provision for income taxes	(50,624)	(37,531)	(26,221)
Loss from equity method investments	(3,289)	(4,425)	(1,537)
Net income	276,796	225,328	192,718
Add: Net loss (income) attributable to noncontrolling interests	(2,339)	(444)	295
Net income attributable to New Oriental Education & Technology Group Inc.	$ 274,457	$ 224,884	$ 193,013
Net income per share (Note 16)
- Basic	$ 1.74	$ 1.43	$ 1.23
- Diluted	$ 1.74	$ 1.43	$ 1.23
Weighted average shares used in calculating basic net income per share	157,551,320	156,782,439	156,438,606
Weighted average shares used in calculating diluted net income per share	157,986,394	157,391,686	157,302,174
Share-based compensation expense included in:
Share-based compensation expense	$ 20,287	$ 16,810	$ 15,689
General and Administrative Expense [Member]
Share-based compensation expense included in:
Share-based compensation expense	$ 20,287	$ 16,810	$ 15,689